Securitization and Variable Interest Entities (VIEs) (Fair Value of Retained Interests) (Details) In Billions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] Level 1 [Member] USD ($)	Mar. 31, 2011 Mortgage and Mortgage-backed Securities [Member] Level 1 [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] Government and government agency bonds [Member] USD ($)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Mortgage and Mortgage-backed Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Government and government agency bonds [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] Government and government agency bonds [Member] JPY (¥)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Mortgage and Mortgage-backed Securities [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Mortgage and Mortgage-backed Securities [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] USD ($)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Government and government agency bonds [Member] USD ($)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] Investment Grade [Member] USD ($)	Mar. 31, 2011 Mortgage and Mortgage-backed Securities [Member] Investment Grade [Member] USD ($)	Mar. 31, 2011 Mortgage and Mortgage-backed Securities [Member] Investment Grade [Member] JPY (¥)	Mar. 31, 2011 Investment Grade [Member] USD ($)	Mar. 31, 2011 Investment Grade [Member] JPY (¥)	Mar. 31, 2011 Investment Grade [Member] Government and government agency bonds [Member] USD ($)	Mar. 31, 2011 Investment Grade [Member] Government and government agency bonds [Member] JPY (¥)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] Other [Member] USD ($)	Mar. 31, 2011 Mortgage and Mortgage-backed Securities [Member] Other [Member] USD ($)	Mar. 31, 2011 Other [Member] USD ($)	Mar. 31, 2011 Other [Member] JPY (¥)	Mar. 31, 2011 Other [Member] Government and government agency bonds [Member] USD ($)	Mar. 31, 2011 Other [Member] Government and government agency bonds [Member] JPY (¥)	Mar. 31, 2011 Government and government agency bonds [Member] USD ($)	Mar. 31, 2011 Government and government agency bonds [Member] JPY (¥)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] USD ($)	Mar. 31, 2011 Mortgage and Mortgage-backed Securities [Member] USD ($)	Mar. 31, 2011 Mortgage and Mortgage-backed Securities [Member] JPY (¥)
Type of transferred assets	$ 2.40	¥ 199.00							$ 2.38	¥ 197.00	$ 2.38	¥ 197.00	$ 0	$ 0.02	¥ 2.00	$ 0.02	¥ 2.00			$ 0.02	¥ 2.00	$ 2.37	¥ 196.00	$ 2.35	¥ 194.00	$ 0		$ 0.03	¥ 3.00	$ 0.03	¥ 3.00	$ 2.38	¥ 197.00	$ 0	$ 0.02	¥ 2.00